INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Intangible assets, accumulated amortization (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2016
Intangible assets
Balance at beginning of the year	$ 42,368,326	$ 26,657,345	$ 42,058,891
Balance at end of the year	42,058,891	39,616,426	26,657,345	$ 42,368,326
Accumulated depreciation/amortization
Intangible assets
Balance at beginning of the year	(521,692)	(2,497,970)	(1,844,326)	(6,105)
Adjustment of opening net book amount for application of IAS 29		(1,200,363)
Disposals		(61,246)
Additions	(1,418,529)	(2,376,919)	(2,141,476)	(424,179)
Foreign currency translation	95,895	(218,305)	1,487,832	(91,408)
Balance at end of the year	(1,844,326)	(6,232,311)	(2,497,970)	(521,692)
Microbiology product
Intangible assets
Balance at beginning of the year	3,625,827	2,122,484	3,491,269
Balance at end of the year	3,491,269	2,208,117	2,122,484	3,625,827
Microbiology product | Accumulated depreciation/amortization
Intangible assets
Balance at beginning of the year	(129,267)	(383,380)	(290,969)
Adjustment of opening net book amount for application of IAS 29		(202,791)
Disposals		(20,887)
Additions	(176,523)	(459,287)	(321,887)	(21,316)
Foreign currency translation	14,821	(34,512)	229,476	(107,951)
Balance at end of the year	(290,969)	(1,059,083)	(383,380)	(129,267)
Trademarks and patents
Intangible assets
Balance at beginning of the year	11,265,234	5,574,682	10,402,764
Balance at end of the year	10,402,764	8,063,648	5,574,682	11,265,234
Trademarks and patents | Accumulated depreciation/amortization
Intangible assets
Balance at beginning of the year	(150,595)	(704,024)	(503,553)
Adjustment of opening net book amount for application of IAS 29		(334,919)
Additions	(379,115)	(647,101)	(617,478)	(153,698)
Foreign currency translation	26,157	(61,130)	417,007	3,103
Balance at end of the year	(503,553)	(1,747,174)	(704,024)	(150,595)
Software
Intangible assets
Balance at beginning of the year	799,904	949,310	1,392,769
Balance at end of the year	1,392,769	994,723	949,310	799,904
Software | Accumulated depreciation/amortization
Intangible assets
Balance at beginning of the year	(46,050)	(495,293)	(395,156)	(6,105)
Adjustment of opening net book amount for application of IAS 29		(227,264)
Disposals		(40,359)
Additions	(370,018)	(429,258)	(399,311)	(49,348)
Foreign currency translation	20,912	(43,161)	299,174	9,403
Balance at end of the year	(395,156)	(1,154,617)	(495,293)	(46,050)
Customer loyalty
Intangible assets
Balance at beginning of the year	25,255,654	13,083,016	23,660,836
Balance at end of the year	23,660,836	19,601,656	13,083,016	25,255,654
Customer loyalty | Accumulated depreciation/amortization
Intangible assets
Balance at beginning of the year	(195,780)	(915,273)	(654,648)
Adjustment of opening net book amount for application of IAS 29		(435,389)
Additions	(492,873)	(841,273)	(802,800)	(199,817)
Foreign currency translation	34,005	(79,502)	542,175	4,037
Balance at end of the year	$ (654,648)	$ (2,271,437)	$ (915,273)	$ (195,780)